UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22466

                                                  GAI Agility Income Fund
(Exact name of registrant as specified in charter)

c/o Wells Fargo Investment Institute, Inc.
Global Alternative Investments
401 South Tryon Street
                                                      Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

 Lloyd Lipsett
Wells Fargo Law Department
J9201-210
200 Berkeley Street
                                          Boston, MA 02116
(Name and address of agent for service)

Registrant's telephone number, including area code:  (866) 440-7460

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

GAI Agility Income Fund

Schedule of Investments (unaudited)
As of December 31, 2016

Strategy	Investments	Shares	Cost	Fair Value
	Investment Funds - 85.34%
	Exchange Traded Funds - 7.06%
	Equity - 7.06%
	iShares U.S. Preferred Stock ETF	328,300	$12,302,810	$12,216,043
	Vanguard Global ex-U.S. Real Estate Index Fund	200,896	10,942,200	9,958,415
				22,174,458
	Mutual Funds - 23.80%
	Equity - 5.65%
	Lazard Global Listed Infrastructure Portfolio	1,250,403	17,767,480	17,718,214
	Fixed Income - 18.15%
	Federated Bond Fund	1,179,306	11,074,207	10,684,516
	GMO Emerging Country Debt Fund	974,152	27,003,317	26,945,033
	Harbor High-Yield Bond Fund	1,933,931	19,561,826	19,339,313
				56,968,862
	Offshore Funds - 54.48%
	Fixed Income - 48.99%
	Arrowpoint Income Opportunity Fund QP, Ltd.		18,211,377	18,200,064
	Beach Point Dynamic Income Offshore Fund Ltd.		33,365,955	40,569,785
	Good Hill Overseas Fund Ltd		24,097,820	28,426,868
	Halcyon Senior Loan Fund I Offshore Ltd.		17,970,089	18,752,135
	Melody Special Situations Offshore Credit Fund L.P.		20,000,000	21,200,754
	Serengeti Segregated Portfolio Company, Ltd.		22,793,722	26,571,456
				153,721,062
	Reinsurance - 5.49%
	Aeolus Property Catastrophe Keystone PF Fund L.P.		15,000,000	16,834,343
	AQR Re Holdings Ltd.		375,339	402,001
				17,236,344
	Investments in Securities - 9.79%
	Common Stock - 9.79%
	United States - 9.79%
	Basic Material - 0.41%
	Air Products & Chemicals Inc.	3,953	570,539	568,520
	Nucor Corp.	11,176	548,458	665,196
	Versum Materials Inc.	1,976	47,135	55,466
	Consumer, Cyclical - 2.61%
	Carnival Corp.	12,447	606,503	647,991
	Coach Inc.	14,022	546,740	491,050
	Darden Restaurants Inc.	9,565	637,814	695,567
	General Motors Co.	18,631	588,366	649,104
	Genuine Parts Co.	5,870	581,530	560,820

GAI Agility Income Fund

Schedule of Investments (unaudited) (continued)
As of December 31, 2016

Strategy	Investments	Shares	Cost	Fair Value
	Investments in Securities – 9.79% (continued)
	Common Stock – 9.79% (continued)
	United States – 9.79% (continued)
	Consumer, Cyclical - 2.61% (continued)
	KAR Auction Services Inc.	31,152	$1,199,497	$1,327,698
	PACCAR Inc.	22,668	1,353,839	1,448,485
	Target Corp.	7,850	641,204	567,005
	Tiffany & Co.	9,438	670,186	730,784
	VF Corp.	9,795	595,945	522,563
	Williams-Sonoma Inc.	11,012	568,905	532,871
	Consumer, Non-Cyclical - 2.48%
	Abbott Laboratories	13,563	566,684	520,955
	AbbVie Inc.	8,942	514,783	559,948
	Amgen Inc.	3,460	581,773	505,887
	Hasbro Inc.	7,235	588,146	562,811
	Johnson & Johnson	10,609	1,155,412	1,222,263
	PepsiCo Inc.	12,298	1,267,176	1,286,740
	Sysco Corp.	25,869	1,224,402	1,432,366
	The Scotts Miracle-Gro Co.	17,779	1,450,415	1,698,783
	Industrial - 1.98%
	CH Robinson Worldwide Inc.	8,435	600,150	617,948
	Hubbell Inc.	12,275	1,333,855	1,432,492
	National Instruments Corp.	46,673	1,398,249	1,438,462
	Packaging Corp. of America	7,988	551,946	677,542
	Sonoco Products Co.	26,161	1,288,296	1,378,685
	Union Pacific Corp.	6,362	557,920	659,612
	Technology - 1.32%
	Analog Devices Inc.	9,358	577,947	679,578
	Intel Corp.	37,565	1,230,897	1,362,483
	Microsoft Corp.	10,549	599,522	655,515
	QUALCOMM Inc.	9,386	533,146	611,967
	Western Digital Corp.	12,467	593,939	847,133

GAI Agility Income Fund

Schedule of Investments (unaudited) (continued)
As of December 31, 2016

Strategy	Investments	Shares	Cost	Fair Value
	Investments in Securities — 9.79% (continued)
	Common Stock — 9.79% (continued)
	United States — 9.79% (continued)
	Utilities - 0.99%
	Black Hills Corp.	9,430	$550,949	$578,436
	PG&E Corp.	20,910	1,248,174	1,270,701
	Spire Inc.	19,401	1,249,775	1,252,335
				30,715,762
	Total Investments (Cost $279,286,359*) - 95.13%			298,534,702
	Other Assets and Liabilities, net - 4.87%			15,273,873
	Net Assets - 100.00%			$313,808,575

Percentages shown are stated as a percentage of net assets as of December 31, 2016.

*	The cost and unrealized appreciation/(depreciation) of investments as of December 31, 2016, as computed for federal tax purposes, were as follows:

Aggregate cost	$297,769,386

Gross unrealized appreciation	$4,287,779
Gross unrealized depreciation	(3,522,463)
Net unrealized appreciation	$765,316

Investments by Strategy (as a percentage of total investments)
Investment Funds
Exchange Traded Funds
Equity	7.43%
Mutual Funds
Fixed Income	19.08
Equity	5.94
Total Mutual Funds	25.02
Offshore Funds
Fixed Income	51.49
Reinsurance	5.77
Total Offshore Funds	57.26
Investments in Securities
Common Stock	10.29
100.00%

GAI Agility Income Fund

Schedule of Investments (unaudited) (continued)
As of December 31, 2016

Equity Swaps Outstanding as of December 31, 2016:

Counterparty	Reference Entity/Obligation	Buy/ Sell	Floating Rate Index	Pay/ Receive Floating	Termination Date	Notional Amount	Fair Value
Credit Suisse International	The Cushing 30 MLP Index	Buy	1-month USD- LIBOR BBA	Pay	4/6/2017	$13,516,232	$(193)
Morgan Stanley Capital Services Inc.	The Cushing 30 MLP Index	Buy	Fed Funds effective	Pay	4/14/2017	11,569,105	—
							$(193)

Net realized gain/(loss) and net change in unrealized appreciation/(depreciation) from investments in derivative instruments for the three month period ended December 31, 2016 were as follows:

Net Realized Gain/(Loss) on Derivative Instruments Recognized in Income on the Statement of Operations
Derivative Instruments not accounted for as hedging instruments	Swaps
Equity Contracts	$1,291,043

Net Change in Unrealized Appreciation/(Depreciation) on Derivative Instruments Recognized in Income on the Statement of Operations
Derivative Instruments not accounted for as hedging instruments	Swaps
Equity Contracts	$(464,391)

GAI Agility Income Fund

Schedule of Investments (unaudited) (continued)
As of December 31, 2016

Fair Value Measurements

The GAI Agility Income Fund (the "Fund") invests primarily in pooled investment vehicles, including, but not limited to, mutual funds, private investment funds ("Offshore Funds") and exchange traded products (collectively, "Investment Funds").

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurement, defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Accounting Standards Update ("ASU") 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value ("NAV") per share or its equivalent as permitted by ASU 2009-12. As a result, investments in Offshore Funds with a fair value of $170,957,406 using their NAVs per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy.

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy as determined by Wells Fargo Investment Institute, Inc. (the "Adviser") are:

•
Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

•
Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

•	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

Investments in Mutual Funds and investments in securities are included in Level 1 of the fair value hierarchy if an unadjusted price can be obtained from a reputable, independent third party pricing source as of the measurement date.

The fair value of equity swaps can be determined by an independent pricing vendor deemed reliable by management using a pricing model. The pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgment, and the pricing inputs are observed from actively quoted markets and/or dealer quotes. The Fund generally categorizes these equity swaps within Level 2 of the fair value hierarchy. In instances where significant inputs are unobservable, they would be categorized as Level 3 in the fair value hierarchy.

GAI Agility Income Fund

Schedule of Investments (unaudited) (continued)
As of December 31, 2016

The inputs or methodology used for valuing securities are not necessarily on indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments and other financial instruments as of December 31, 2016 is as follows:

Description	Total Fair Value at December 31, 2016	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Assets
Exchange Traded Funds
Equity	$22,174,458	$22,174,458	$–	$–
Mutual Funds
Equity	17,718,214	17,718,214	–	–
Fixed Income	56,968,862	56,968,862	–	–
Investment in Securities
Common Stock	30,715,762	30,715,762
Offshore Funds(1)	170,957,406	–	–	–
Liabilities
Equity Swaps
Index	(193)	–	(193)	–
Total Investments	$298,534,509	$127,577,296	$(193)	$–

(1)
Investment Funds that are measured at fair value using NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy, as ASU 2015-07 removes this requirement.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period.  There were no transfers between any levels during the three month period ended December 31, 2016.

While redemptions from the Investment Funds are typically permitted daily, monthly, quarterly or semiannually, such redemptions may be deferred or suspended at any time upon the election of the investment manager of the Investment Fund. Moreover, certain Offshore Funds may amend their liquidity provisions or otherwise further restrict the Fund's ability to make withdrawals from those Offshore Funds. No such restrictions were in place as of or during the three month period ended December 31, 2016. The Fund had no unfunded capital commitments as of December 31, 2016.

The following is a summary of the investment strategies of the Investment Funds held in the Fund as of December 31, 2016:

Equity strategies generally include investments in publicly-traded equity securities, but may also include long/short funds, mutual funds and exchange-traded funds.

Fixed Income strategies generally include investments in secured leveraged loans, high yield bonds, distressed debt, and global debt. Distressed debt strategies may include restricted securities and securities that may not be registered and for which a market may not be readily available.

GAI Agility Income Fund

Schedule of Investments (unaudited) (continued)
As of December 31, 2016

Reinsurance strategies generally include investments in various insurance-based investment instruments, including insurance-linked securities and other financial instruments, the returns of which are tied primarily to insurance risk.

Please refer to the September 30, 2016 audited financial statements for full disclosure on the Fund's portfolio valuation methodology.

Subsequent Events

At a meeting held on September 29, 2016, the Fund Board approved a contractual agreement between the Adviser and the Fund. Effective January 1, 2017, the Adviser will waive a portion of its Management Fee to prevent the monthly fee payable to the Adviser by the Fund from exceeding the rate of 1.00% per annum and limit the Fund’s total annualized ordinary fund-wide operating expenses to 2.00% per annum. Class A Shares will pay the Investor Distribution and Servicing Fee, for a total of up to 2.75% per annum.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAI Agility Income Fund

By (Signature and Title)*		/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	2/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	2/28/2017

By (Signature and Title)*		/s/ Michael Roman
Michael Roman, Treasurer
(principal financial officer)

Date	2/28/2017

* Print the name and title of each signing officer under his or her signature.